Corporate Information and Basis of Presentation (Details) $ in Thousands, customer in Millions		12 Months Ended
	Apr. 01, 2022	Dec. 31, 2023 USD ($) employee customer country	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of customers | customer		0.5
Number of employees | employee		6,000
Number of countries with employees in direct subsidiaries (at least) | country		35
Segment Reporting Information [Line Items]
Restructuring, acquisition, integration and other, net		$ 35,309	$ 44,768	$ 27,762
Turkey
Segment Reporting Information [Line Items]
Three-year cumulative inflation rate, percent (exceeded)	100.00%
Russia
Segment Reporting Information [Line Items]
Restructuring, acquisition, integration and other, net			$ 4,000